Operating assets and liabilities - Intangible assets and property, plant and equipment - Property, plant and equipment - Depreciation and impairment losses (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	kr 5,003	kr 4,386	kr 4,307
Cost of goods sold
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	3,229	2,836	2,729
Sales and distribution costs
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	424	409	403
Research and development costs
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	922	736	724
Administrative costs
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	408	386	433
Other operating income and expenses
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	20	19	18
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	kr 1,052	kr 899	kr 964